INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

Figures in millions	Goodwill	Other	Total
US Dollars
Cost
Balance at 1 January 2020	116	144	260
Additions	—	1	1
Transfers and other movements(1)	—	(49)	(49)
Translation	10	—	10
Balance at 31 December 2020	126	96	222
Accumulated amortisation and impairments
Balance at 1 January 2020	—	137	137
Amortisation for the year	—	2	2
Transfers and other movements(1)	—	(49)	(49)
Translation	—	1	1
Balance at 31 December 2020	—	91	91
Net book value at 31 December 2020	126	5	131
Cost
Balance at 1 January 2021	126	96	222
Additions	—	1	1
Transfers and other movements(1)	—	(1)	(1)
Translation	(7)	(1)	(8)
Balance at 31 December 2021	119	95	214
Accumulated amortisation and impairments
Balance at 1 January 2021	—	91	91
Amortisation for the year	—	3	3
Transfers and other movements(1)	—	(1)	(1)
Translation	—	(1)	(1)
Balance at 31 December 2021	—	92	92
Net book value at 31 December 2021	119	3	122
Cost
Balance at 1 January 2022	119	95	214
Additions	—	1	1
Translation	(6)	(1)	(7)
Balance at 31 December 2022	113	95	208
Accumulated amortisation and impairments
Balance at 1 January 2022	—	92	92
Amortisation for the year	—	1	1
Impairment of Goodwill (2)	8	—	8
Translation	—	1	1
Balance at 31 December 2022	8	94	102
Net book value at 31 December 2022	105	1	106
(1)Transfers and other movements include amounts from asset reclassifications and amounts written off.
(2) The Serra Grande CGU recognised an impairment loss of $45m (gross of taxation) during December 2022, of which $8m related to goodwill. Refer to note 13.
Impairment calculation assumptions for goodwill
Based on an analysis carried out by the Group in 2022, the carrying value and value in use of the most sensitive CGU with goodwill is:

	2022
	US Dollars
Figures in millions	Carrying Value	Value in use
Sunrise Dam	230	293

As at 31 December 2022, the recoverable amount of Sunrise Dam exceeded its carrying amount by $63m. Sunrise Dam had $105m goodwill at 31 December 2022. The life of mine of Sunrise Dam is planned until 2028.

It is estimated that a decrease of the long-term real gold price of $1,731/oz by 4.5%, or an increase in the discount rate of 4.6% to 13.9% would cause the recoverable amount of this CGU to equal its carrying amount. The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing of goodwill are inextricably linked.

Therefore, it is possible that outcomes within the next financial year that are different from the assumptions used in the impairment testing process for goodwill could require an adjustment to the carrying amounts in future periods.

Net book value of goodwill allocated to each of the CGUs:

	US Dollars
Figures in millions	2022	2021	2020
- Sunrise Dam	105	111	118
- Serra Grande	—	8	8
	105	119	126
Real post-tax discount rates applied in impairment calculations on the CGU for which the carrying amount of goodwill is significant is as follows:
- Sunrise Dam (1)	4.6%	2.4%	5.4%

Goodwill has been allocated to its respective CGUs where it is tested for impairment as part of the CGU . The Group reviews and tests the carrying value of goodwill on an annual basis for impairment. The discount rates for 2022 were determined on a basis consistent with the 2021 discount rates.

(1)The value in use of the CGU is $293m (2021: $389m; 2020: $538m).